Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 53,772	$ 44,780	$ 31,977
Deferred tax liabilities	(11,000)	(4,845)	0
Unrecognized deferred tax assets	42,772	39,935	31,977
Exploration and evaluation assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,507	3,602	1,173
Property, plant and equipment (including right-of-use assets) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	536	0
Investment in Green Technology Metals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,004	346	0
Investment in Ascend Elements [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0	0
Deferred tax liabilities	(484)	0	0
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,724	100	109
Capital assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(163)	0	0
Thacker Pass assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,631)	0	0
Equity compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(5,722)	(4,845)	0
Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 47,537	$ 40,196	$ 30,695